Credit Facilities and Debt - Borrowing Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 01, 2015	Sep. 30, 2014	Oct. 22, 2012	Aug. 14, 2012	Oct. 24, 2011
Debt Instrument [Line Items]
Credit Facility	$ 472,542
Long-term Debt	2,123,655		$ 2,132,226
Less: current portion	4,834		4,834
Non-current portion of long-term debt	2,118,821		2,127,392
Estimated fair value of long-term debt	2,249,100		2,179,200
Long-term debt, face value	2,220,200		2,217,400
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit Facility	471,766		476,399
5.375% Senior Notes due August 15, 2020
Debt Instrument [Line Items]
5.375% Senior Notes due 2020	1,053,818		1,054,601	$ 350,000	$ 700,000
2.75% Convertible Debentures due November 1, 2031
Debt Instrument [Line Items]
2.75% Convertible Debentures, net of unamortized discount	394,698		601,226
Long-term debt, face value		$ 433,800				$ 690,000
Convertible Debentures One Point Five Percent Due November One Twenty Thirty Five [Member] [Member]
Debt Instrument [Line Items]
2.75% Convertible Debentures, net of unamortized discount	$ 203,373		$ 0
Long-term debt, face value		$ 263,900